Concentration Risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Institutions	Dec. 31, 2016 USD ($) Institutions	Dec. 31, 2015
Concentration Risk [Line Items]
Number of financial institutions keeping cash and cash equivalents | Institutions	23	24
Maximum percentage of total cash, cash equivalents and restricted cash held in any single institution	50.00%	38.00%
Mainland China [Member]
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash other than RMB | $	$ 1.1	$ 1.4
Revenues, Net [Member] | Product Concentration Risk [Member] | PC Game, TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	34.00%	42.00%	41.00%
Revenues, Net [Member] | Product Concentration Risk [Member] | Mobile Game, Legacy TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	24.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	97.00%	97.00%	94.00%